SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
	Year ended December 31
	2024	2023
Clinical trials and other services from R&D-related service providers	$1,893	$2,480
Payroll and related expenses, other than share-based compensation	2,385	1,199
Share-based compensation expenses	5,862	130
Depreciation expenses	25	45
Other segment expenses (*)	2,406	827
Operating loss	12,571	4,681
Interest income	(28)	(153)
Interest expense	27	-
Other financing expense, net	3,939	548
Income taxes	10	32
Net loss	$16,519	$5,108

Segment assets	$2,863	$5,256
Expenditures for segment assets	(22)	(12)

(*) Other segment expenses include mainly general and administrative-related expenses, such as payments to advisors and consultants, office lease expenses and maintenance, HR and legal expenses.